/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , December 31, 1999

MFS Charter Income Trust
Date           Identification Shares         Repurchase      NAV       Broker
               of Security    Repurchased    Price
12/9/99        Shares of      10,000         7.875           9.78      Merrill
               Beneficial                                              Lynch
               Interest
12/9/99        Shares of      103,000        7.9375          9.78      Merrill
               Beneficial                                              Lynch
               Interest
12/13/99       Shares of      100,000        7.875           9.74      Merrill
               Beneficial                                              Lynch
               Interest
12/15/99       Shares of      25,000         7.8125          9.70      Merrill
               Beneficial                                              Lynch
               Interest
12/16/99       Shares of      250,000        7.875           9.69      Merrill
               Beneficial                                              Lynch
               Interest
12/16/99       Shares of      15,000         7.8125          9.69      Merrill
               Beneficial                                              Lynch
               Interest
12/17/99       Shares of      100,000        7.875           9.68      Merrill
               Beneficial                                              Lynch
               Interest
12/21/99       Shares of      70,000         7.9375          9.69      Merrill
               Beneficial                                              Lynch
               Interest
12/27/99       Shares of      30,000         8.0000          9.70      Merrill
               Beneficial                                              Lynch
               Interest
12/27/99       Shares of      100,000        8.0625          9.70      Merrill
               Beneficial                                              Lynch
               Interest
12/28/99       Shares of      150,000        8.0625          9.70      Merrill
               Beneficial                                              Lynch
               Interest





Total Shares Repurchased:  953,000
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer